Shareholder Report, Holdings (Details) - C000241226	Dec. 31, 2025
FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Financials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%